Warrants - Schedule of Warrants (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2025	Oct. 22, 2024	Oct. 01, 2024	Jun. 30, 2024	Dec. 31, 2023
Class of Warrant or Right [Roll Forward]
Outstanding, beginning (in shares)	18,645,997
Number of Warrants (in shares)				18,645,997	0
Balance	$ 34,023	$ 22,996				$ 0
Public Warrants
Class of Warrant or Right [Roll Forward]
Outstanding, beginning (in shares)	11,499,997	11,240,688
Exercised (in shares)	(259,309)	0
Issued (in shares)	0	0
Outstanding, ending (in shares)	11,240,688	11,240,688
Number of Warrants (in shares)	11,240,688	11,240,688		11,499,997
Exercise Price (in usd per share)	$ 11.5	$ 11.5
Balance				$ 1,265
Private placement warrants
Class of Warrant or Right [Roll Forward]
Outstanding, beginning (in shares)	7,146,000	7,146,000
Exercised (in shares)	0	0
Issued (in shares)	0	0
Outstanding, ending (in shares)	7,146,000	7,146,000
Number of Warrants (in shares)	7,146,000	7,146,000		7,146,000
Exercise Price (in usd per share)	$ 11.5	$ 11.5
Balance	$ 16,793	$ 7,146		$ 786
WTI Warrants
Class of Warrant or Right [Roll Forward]
Outstanding, beginning (in shares)	0	2
Exercised (in shares)	0
Issued (in shares)	2
Outstanding, ending (in shares)	2
Number of Warrants (in shares)	2			0
Exercise Price (in usd per share)			$ 10
Balance	$ 17,230		$ 15,690